Note 13 - Inventories - Components of Inventory (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Consumable stores	$ 12,010	$ 10,716
Gold in progress		376
Inventories	$ 12,010	$ 11,092